Segmented information (Tables)	9 Months Ended
Aug. 31, 2023
Segmented information
Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas
		Three months ended		Nine months ended
	August 31,	August 31,	August 31,	August 31,
	2023	2022	2023	2022

Revenue
United States	49,745	-	856,291	16,978
Canada	18,973	-	18,973	19,068

			August 31,	November 30,
			2023	2022
			$	$
Total assets
Canada			1,565,830	1,432,032

Total property and equipment
Canada			666,132	788,050